Summary of significant accounting policies - Schedule of Assumptions Used to Value Convertible Notes (Details)	May 31, 2024 $ / shares
Risk-free Rate
Summary of significant accounting policies
Convertible notes, measurement input	0.0451
Applicable Closing Stock Price
Summary of significant accounting policies
Convertible notes, measurement input	1.56
Volatility
Summary of significant accounting policies
Convertible notes, measurement input	0.899
Dividend Yield
Summary of significant accounting policies
Convertible notes, measurement input	0
Credit Spread
Summary of significant accounting policies
Convertible notes, measurement input	0.086
Minimum | Converson Price
Summary of significant accounting policies
Convertible notes, measurement input	0.8
Maximum | Converson Price
Summary of significant accounting policies
Convertible notes, measurement input	1.92